MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Fair Value	$ 5,514	$ 22,086
Shares/Warrants Held	2,778,839
Cost	$ 1,648,737
Change in Fair Value	(16,572)
Carlyle Commodities Corp. Share [Member]
Statement [Line Items]
Fair Value	$ 5,500	8,250
Shares/Warrants Held	550,000
Cost	$ 907,500
Change in Fair Value	(2,750)
Other
Statement [Line Items]
Fair Value	$ 14	$ 13,836
Shares/Warrants Held	1,678,839
Cost	$ 14,237
Change in Fair Value	$ (13,822)